UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2025

Tax-Free Income Fund

Investor Class (PRTAX)

This semi-annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Investor Class	$20	0.41%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,221,061
Number of Portfolio Holdings	621

Portfolio Turnover Rate	19.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Georgia	9.7%
Texas	9.0
New York	8.4
California	6.8
Virginia	6.2
Maryland	5.9
Puerto Rico	5.3
Illinois	5.3
District of Columbia	3.7
Other	39.7

Industry Allocation (as a % of Net Assets)

Health Care	18.0%
Transportation	13.3
Housing	12.7
Special Tax	11.5
Education	8.1
General Obligations - State	6.9
General Obligations - Local	4.7
Leasing	4.1
Water & Sewer	2.7
Other	18.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F45-053 10/25

Tax-Free Income Fund

Investor Class (PRTAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

Tax-Free Income Fund

Advisor Class (PATAX)

This semi-annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Advisor Class	$38	0.76%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,221,061
Number of Portfolio Holdings	621

Portfolio Turnover Rate	19.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Georgia	9.7%
Texas	9.0
New York	8.4
California	6.8
Virginia	6.2
Maryland	5.9
Puerto Rico	5.3
Illinois	5.3
District of Columbia	3.7
Other	39.7

Industry Allocation (as a % of Net Assets)

Health Care	18.0%
Transportation	13.3
Housing	12.7
Special Tax	11.5
Education	8.1
General Obligations - State	6.9
General Obligations - Local	4.7
Leasing	4.1
Water & Sewer	2.7
Other	18.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F245-053 10/25

Tax-Free Income Fund

Advisor Class (PATAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

Tax-Free Income Fund

I Class (TFILX)

This semi-annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - I Class	$18	0.36%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,221,061
Number of Portfolio Holdings	621

Portfolio Turnover Rate	19.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Georgia	9.7%
Texas	9.0
New York	8.4
California	6.8
Virginia	6.2
Maryland	5.9
Puerto Rico	5.3
Illinois	5.3
District of Columbia	3.7
Other	39.7

Industry Allocation (as a % of Net Assets)

Health Care	18.0%
Transportation	13.3
Housing	12.7
Special Tax	11.5
Education	8.1
General Obligations - State	6.9
General Obligations - Local	4.7
Leasing	4.1
Water & Sewer	2.7
Other	18.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1085-053 10/25

Tax-Free Income Fund

I Class (TFILX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTAX Tax-Free Income Fund
–!
PATAX Tax-Free Income Fund–
.
Advisor Class
TFILX Tax-Free Income Fund–
.
I Class

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 9.47 $ 9.44 $ 9.18 $ 10.10 $ 10.30 $ 10.54
Investment
activities
Net investment
income
(1)(2)
0.18 0.33 0.30 0.29 0.25 0.29
Net realized and
unrealized gain/
loss (0.41) 0.02 0.25 (0.93) (0.20) (0.24)
Total from
investment
activities (0.23) 0.35 0.55 (0.64) 0.05 0.05
Distributions
Net investment
income (0.17) (0.32) (0.29) (0.28) (0.25) (0.29)
NET ASSET
VALUE
End of period $ 9.07 $ 9.47 $ 9.44 $ 9.18 $ 10.10 $ 10.30

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
(2.37)% 3.80% 6.16% (6.30)% 0.44% 0.51%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.51%
(4)
0.56% 0.59% 0.59% 0.53% 0.53%
Net expenses
after waivers/
payments by
Price Associates 0.41%
(4)
0.49% 0.53% 0.53% 0.53% 0.53%
Net investment
income 3.90%
(4)
3.47% 3.23% 3.05% 2.41% 2.83%
Portfolio turnover
rate 19.4% 25.8% 25.0% 20.6% 10.6% 14.9%
Net assets, end of
period (in millions) $726 $806 $792 $819 $1,193 $1,701
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 9.47 $ 9.44 $ 9.18 $ 10.11 $ 10.31 $ 10.54
Investment
activities
Net investment
income
(1)(2)
0.16 0.30 0.27 0.25 0.22 0.26
Net realized and
unrealized gain/
loss (0.40) 0.02 0.25 (0.93) (0.20) (0.24)
Total from
investment
activities (0.24) 0.32 0.52 (0.68) 0.02 0.02
Distributions
Net investment
income (0.16) (0.29) (0.26) (0.25) (0.22) (0.25)
NET ASSET
VALUE
End of period $ 9.07 $ 9.47 $ 9.44 $ 9.18 $ 10.11 $ 10.31

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
(2.54)% 3.46% 5.80% (6.71)% 0.12% 0.29%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.76%
(4)
0.83% 0.87% 0.86% 0.86% 0.85%
Net expenses
after waivers/
payments by
Price Associates 0.76%
(4)
0.83% 0.87% 0.86% 0.86% 0.85%
Net investment
income 3.54%
(4)
3.13% 2.89% 2.73% 2.09% 2.50%
Portfolio turnover
rate 19.4% 25.8% 25.0% 20.6% 10.6% 14.9%
Net assets, end of
period (in millions) $27 $33 $37 $47 $67 $400
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 9.46 $ 9.43 $ 9.18 $ 10.10 $ 10.30 $ 10.54
Investment
activities
Net investment
income
(1)(2)
0.18 0.33 0.30 0.29 0.26 0.30
Net realized and
unrealized gain/
loss (0.40) 0.03 0.25 (0.92) (0.20) (0.25)
Total from
investment
activities (0.22) 0.36 0.55 (0.63) 0.06 0.05
Distributions
Net investment
income (0.18) (0.33) (0.30) (0.29) (0.26) (0.29)
NET ASSET
VALUE
End of period $ 9.06 $ 9.46 $ 9.43 $ 9.18 $ 10.10 $ 10.30

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
(2.35)% 3.87% 6.11% (6.25)% 0.53% 0.59%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.36%
(4)
0.43% 0.47% 0.47% 0.45% 0.45%
Net expenses
after waivers/
payments by
Price Associates 0.36%
(4)
0.43% 0.47% 0.47% 0.45% 0.45%
Net investment
income 3.95%
(4)
3.53% 3.29% 3.12% 2.49% 2.89%
Portfolio turnover
rate 19.4% 25.8% 25.0% 20.6% 10.6% 14.9%
Net assets, end
of period (in
thousands) $1,467,356 $1,535,782 $1,464,090 $1,423,855 $1,472,315 $646,846
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free Income Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
ALABAMA  1.1%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,193
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,640
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,120
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  7,080 7,514
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (1) 3,280 3,204
23,671
ARIZONA  0.4%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 2.87%, 1/1/37  1,490 1,440
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/54  3,085 2,894
Maricopa County IDA, Banner Health, Series 2019E, 3.00%,
1/1/49  4,300 2,995
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,070 963
8,292
CALIFORNIA  6.8%
California Community Choice Fin. Auth., Series A, VRDN,
5.00%, 1/1/56 (Tender 5/1/35)  1,500 1,550
California Community Choice Fin. Auth., Series G, VRDN,
5.00%, 11/1/55 (Tender 8/1/32)  5,000 5,213
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  3,175 3,349
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,948
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 5/1/54 (Tender 4/1/32)  5,405 5,772
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,035 3,260
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series B, VRDN, 5.00%, 3/1/56 (Tender
11/1/35)  6,900 7,378
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender
3/1/31)  11,505 12,233

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  23,025 23,686
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  841 858
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  7,465 7,196
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.43%, 12/1/50 (Tender 6/1/26)  775 771
California Municipal Fin. Auth., Series A, COP, 5.25%,
11/1/52 (2) 940 941
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,318
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 410 409
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (1) 900 854
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (3) 1,425 1,631
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,835
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,210
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (1) 6,000 6,131
California School Fin. Auth., New Designs Charter School,
5.00%, 6/1/30 (1) 1,090 1,109
California State Univ., Series C, 4.00%, 11/1/45  5,065 4,545
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 3,300 3,113
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 6,330 5,765
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 2,882
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  3,150 3,383
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,060 3,866
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56 (1) 3,320 2,418
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (1) 2,000 1,408
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,114
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  4,600 4,635
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (4) 4,000 4,115
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,250 4,793
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 2,928

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,328
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/51  5,700 4,993
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,174
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  1,100 1,220
152,332
COLORADO  2.4%
Adams & Arapahoe Counties Joint School Dist. No. 28J Aurora,
GO, 5.50%, 12/1/43  3,400 3,697
Colorado, COP, 6.00%, 12/15/40  4,850 5,464
Colorado, COP, 6.00%, 12/15/41  7,585 8,476
Colorado Bridge & Tunnel Enterprise, Series A, 5.50%,
12/1/54 (2) 3,600 3,752
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  4,185 3,557
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 665
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,751
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  3,205 2,971
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,529
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,009
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,283
53,154
CONNECTICUT  0.5%
Connecticut, Series B, GO, 3.00%, 1/15/42 (4) 5,000 3,961
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,410
Connecticut Housing Fin. Auth., Series R, 6.00%, 11/15/54  2,930 3,186
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (5)(6)(7) 2,878 720
11,277
DELAWARE  1.0%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  5,185 4,863
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  3,065 2,812
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,500 3,506
Delaware State HFA, Bayhealth Medical Center Project,
Series A, 4.00%, 7/1/40  3,000 2,769
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  8,000 6,391
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 947

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 522
21,810
DISTRICT OF COLUMBIA  3.7%
Dist. of Columbia Housing Fin. Agency, Series A, 4.875%,
9/1/45  2,000 1,967
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/44  10,630 10,964
District of Columbia, Series D, GO, 5.00%, 6/1/42  5,000 5,018
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 515
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  515 484
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,780 4,134
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 9,797
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,341
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  11,300 9,961
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  11,445 11,928
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,000 12,097
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  3,075 2,780
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  2,600 2,683
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  2,600 2,653
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  4,750 4,869
83,191
FLORIDA  1.9%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44 (6)(7) 1,396 21
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  500 530
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  750 790
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,536
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (8) 3,700 3,778
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  1,980 1,977
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (1) 5,875 4,846

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 2,859
JEA Water & Sewer System Revenue, Series A, 5.50%, 10/1/54  2,000 2,113
Manatee County, 5.50%, 10/1/53  10,000 10,539
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,290 4,107
Tampa, Series A, Zero Coupon, 9/1/34  900 622
Tampa, Series A, Zero Coupon, 9/1/35  750 491
Tampa, Series A, Zero Coupon, 9/1/38  1,000 540
Tampa, Series A, Zero Coupon, 9/1/39  850 431
Tampa, Series A, Zero Coupon, 9/1/40  1,000 475
41,655
GEORGIA  9.7%
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 10,508
Atlanta Airport Passenger Fac. Charge, Series D, 5.00%, 7/1/44  6,000 6,195
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (6)(7) 800 456
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (6)(7) 5,095 2,904
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (1) 5,389 4,600
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  1,280 1,313
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  2,775 2,083
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  1,585 1,363
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.85%, 7/1/49  125 125
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,000 4,062
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/42  3,075 3,254
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/43  2,250 2,365
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  4,925 4,882
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 15,303
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  5,000 4,898
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  2,500 2,637
Dev. Auth. of Appling County, Georgia Power Company Plant
Hatch Project, VRDN, PCR, 3.95%, 9/1/41  1,200 1,200

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,296
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,200
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  5,000 4,194
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,276
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,130
Gainesville & Hall County Dev. Auth., 5.00%, 6/1/37  625 627
Gainesville & Hall County Dev. Auth., 5.125%, 6/1/39  690 683
Gainesville & Hall County Dev. Auth., 5.25%, 6/1/40  725 716
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.50%,
6/1/45  3,260 3,140
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  3,245 3,298
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,600 3,593
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  14,265 11,414
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (1) 800 803
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 3,340 2,940
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,415
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  4,000 3,741
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50  8,000 7,624
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  3,000 2,854
Georgia Housing & Fin. Auth., Series C, 5.05%, 12/1/45  6,300 6,318
Georgia Ports Auth., 5.00%, 7/1/47  2,500 2,553
Georgia State Road & Tollway Auth., 5.00%, 7/15/44  3,425 3,586
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 3,598
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,178
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,598
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  3,100 3,146
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,750 1,878
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,911
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  7,600 8,132
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.50%, 9/15/25  6,000 6,005

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,614
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 7,985
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  3,210 3,256
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)  4,510 4,792
Municipal Electric Auth. of Georgia, 4.00%, 1/1/44 (2) 4,420 4,016
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (4) 5,000 4,945
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/49  1,350 1,372
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (4) 3,250 3,305
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/44  5,000 5,266
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (1) 2,735 2,397
214,943
HAWAII  0.2%
Hawaii Airports System Revenue, Series B, 5.00%, 7/1/49  3,000 3,063
Hawaii County, GO, 5.00%, 9/1/43  1,000 1,047
Hawaii County, GO, 5.00%, 9/1/44  1,000 1,040
5,150
ILLINOIS  5.3%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,766
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  15,000 13,384
Chicago O'Hare Int'l. Airport, Series B, 5.50%, 1/1/59  7,500 7,716
Illinois, GO, 5.50%, 5/1/26  1,350 1,375
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,581
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,642
Illinois, Series A, GO, 5.50%, 3/1/42  2,250 2,333
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,108
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,834
Illinois, Series B, GO, 5.50%, 5/1/47  8,405 8,566
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,745
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/34  425 435
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/34
(Prerefunded 2/15/27) (8) 90 93
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/36  620 631
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/36
(Prerefunded 2/15/27) (8) 130 135
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/41  1,585 1,596

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/41
(Prerefunded 2/15/27) (8) 1,455 1,508
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (1) 2,150 2,162
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.80%, 7/15/55  1,800 1,800
Illinois Fin. Auth., Univ. of Chicago Medical Center, Series D-2,
VRDN, 3.75%, 8/1/43  2,100 2,100
Illinois HDA, Series A, 4.75%, 10/1/45  9,000 8,712
Illinois HDA, Series H, 5.75%, 10/1/53  4,110 4,416
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,133
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  3,000 2,671
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  390 373
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 830
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  650 677
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/37 (9) 11,870 7,042
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, Zero Coupon, 12/15/41  10,000 4,373
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28
(Prerefunded 6/1/26) (8) 1,310 1,335
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 5,922
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (9) 15,000 17,098
118,092
INDIANA  0.6%
Indiana Fin. Auth., Series B, 5.00%, 5/1/40  1,500 1,470
Indiana Fin. Auth., Series B, 5.25%, 5/1/45  2,000 1,904
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 4,929
Indiana Fin. Auth., Indiana Univ. Health, Series C, 5.25%,
10/1/44  3,400 3,585
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  1,375 1,407
13,295
IOWA  0.0%
Iowa Fin. Auth., UnityPoint Health, Series F, VRDN, 3.80%,
7/1/41  100 100
100

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (1) 4,025 4,161
4,161
KENTUCKY  2.4%
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,685
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,473
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32  2,000 1,939
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  4,485 4,500
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  2,810 2,735
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  4,525 4,308
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,429
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,154
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  5,750 6,078
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  3,825 4,119
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,699
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,894
54,013
LOUISIANA  0.8%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 7,535
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 755
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,776
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.20%,
6/1/37 (Tender 7/1/26)  1,500 1,490
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,600 4,639
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,144
18,339

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
MARYLAND  5.9%
Anne County Arundel, Consolidated Water & Sewer, GO,
4.00%, 10/1/52  5,000 4,322
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  2,435 2,543
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 10/1/44  2,805 2,923
Anne County Arundel, Improvement, GO, 5.00%, 10/1/44  6,115 6,373
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 6,580
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 925
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,444
Frederick County, Series C, 4.00%, 7/1/50 (1) 3,125 2,577
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 599
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 397
Maryland CDA, 5.05%, 3/1/47  5,000 5,013
Maryland CDA, Series C, 5.75%, 9/1/54  1,805 1,934
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56  5,025 5,457
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  3,795 4,253
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  750 568
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (2) 3,250 3,187
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (2) 2,500 2,507
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,739
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  650 515
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,565
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  2,655 2,698
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  11,135 11,153
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  2,695 2,743
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 6,885
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  10,020 10,282
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 3,751
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  3,000 2,548
Montgomery County, Series A, GO, 3.00%, 11/1/37  5,365 4,758

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Series A, GO, 4.00%, 8/1/41  1,500 1,437
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  4,195 2,761
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,539
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,500 2,525
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,622
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,136
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 8,452
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 2,829
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 506
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 967
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,506
130,519
MASSACHUSETTS  2.6%
Massachusetts, Series A, GO, 5.00%, 4/1/42  1,950 2,053
Massachusetts, Series A, GO, 5.00%, 4/1/43  3,000 3,138
Massachusetts, Series A, GO, 5.00%, 4/1/45  1,500 1,553
Massachusetts, Series C, GO, 5.00%, 6/1/43  7,500 7,848
Massachusetts, Series C, GO, 5.00%, 6/1/44  4,000 4,162
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 2,923
Massachusetts Commonwealth, Series H, GO, 5.00%, 12/1/42  10,440 10,960
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (2) 7,700 8,014
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,240 1,282
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 11,788
Massachusetts Housing Fin. Agency, Series 242, 4.75%,
12/1/50  2,250 2,179
Massachusetts Housing Fin. Agency, Series A-1, 4.70%,
12/1/49  800 768
Massachusetts Housing Fin. Agency, Series A-1, 4.80%,
12/1/54  1,500 1,450
58,118
MICHIGAN  2.0%
Detroit, GO, 5.00%, 4/1/28  850 891
Detroit, GO, 5.00%, 4/1/29  150 157

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 949
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 1,810
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 8,583
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,249
Karegnondi Water Auth., 5.00%, 11/1/42 (4) 3,000 3,104
Karegnondi Water Auth., 5.00%, 11/1/43 (4) 3,000 3,076
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  5,300 4,399
Michigan Fin. Auth., University of Detroit Mercy, 5.375%,
11/1/43  3,530 3,470
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,656
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,641
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 560
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,302
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 3,808
43,655
MINNESOTA  0.4%
Minnesota Housing Fin. Agency, Series A, 2.90%, 1/1/45  1,280 925
Minnesota Housing Fin. Agency, Series A, 6.25%, 1/1/54  2,375 2,598
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  2,725 3,079
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,465 2,763
9,365
MISSISSIPPI  0.1%
Mississippi Business Fin., Chevron USA Project, Series C,
VRDN, 3.93%, 11/1/35  800 800
Warren County, Int'l. Paper Company Project, 4.00%, 9/1/32  725 736
1,536
MISSOURI  1.3%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,496
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,060
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,756
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/48  2,015 1,929
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/54  1,750 1,642
Missouri HEFA, Mercy Health, 3.00%, 6/1/53  4,000 2,624
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,396
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 998
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,540

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 906
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  95 91
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 805
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 670
28,913
NEBRASKA  0.1%
Nebraska Investment Fin. Auth., Series E, 5.00%, 3/1/49  2,750 2,747
2,747
NEVADA  1.0%
Las Vegas Convention & Visitors Auth., Series A, 5.00%, 7/1/49  8,800 8,857
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 12,495
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 3,500 516
21,868
NEW HAMPSHIRE  0.9%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  5,378 5,344
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,645 2,407
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,554 2,345
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.168%, 1/20/41  548 478
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,340
New Hampshire Business Fin. Auth., Series A-1, Class A-1, VR,
4.168%, 1/20/41  1,968 1,852
New Hampshire Business Fin. Auth., Univ. of Nevada Reno
Project, Series A, 5.25%, 6/1/51 (4) 5,000 5,095
20,861
NEW JERSEY  3.3%
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  1,200 988
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 5,700 5,998
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 365 365
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 1,000 976
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 4,460 4,031
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 983

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,214
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,500 1,240
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  8,275 8,641
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,115 7,205
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,466
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
4.85%, 11/1/40  2,820 2,823
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42 (4) 2,875 3,030
New Jersey Institute of Technology, Series A, 5.00%, 7/1/43 (4) 2,140 2,239
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (8) 700 812
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  5,000 5,017
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,283
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (4) 5,250 2,773
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  670 682
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 8,811
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 346
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,240
73,163
NEW MEXICO  0.2%
New Mexico Municipal Energy Acquisition Auth., VRDN, 5.00%,
6/1/54 (Tender 11/1/30)  3,500 3,733
3,733
NEW YORK  8.4%
Dormitory Auth. of the State of New York, Series A, 3.00%,
3/15/41  2,465 1,979
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  9,000 7,824
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/49  1,000 1,012
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  2,000 2,102
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  13,880 14,572
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,960 2,340
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,721

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (2) 8,825 9,002
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  8,500 7,516
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (2) 10,000 10,322
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,528
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,305
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,689
New York City, Series J, GO, 5.00%, 8/1/31  5 5
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,444
New York City Housing Dev., 3.95%, 11/1/43  5,600 5,091
New York City Housing Dev., 4.125%, 11/1/53  2,510 2,152
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,315
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,530 1,608
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (2) 2,600 1,854
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,850 2,909
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%,
6/15/33  7,000 7,049
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, 5.00%, 6/15/46  3,000 3,065
New York City Municipal Water Fin. Auth., Second General
Resolution, Series EE, 5.00%, 6/15/40  4,000 4,074
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/43  2,980 3,180
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/44  3,460 3,670
New York City Transitional Fin. Auth., Series E, 5.50%, 11/1/49  4,465 4,694
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  1,475 1,487
New York City Transitional Fin. Auth., Fiscal 2025, Series D,
5.50%, 5/1/52  3,500 3,667
New York City Transitional Fin. Auth., Future Tax, Series D-S,
4.00%, 11/1/42  3,000 2,714
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C, 4.00%, 5/1/44  2,295 2,036
New York City Transitional Fin. Auth., Subordinate Bonds,
Series H-1, 5.00%, 11/1/46  1,725 1,752
New York Energy Fin. Dev., VRDN, 5.00%, 7/1/56 (Tender
12/1/33)  2,500 2,626
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.25%, 2/15/41  13,530 9,528
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.50%, 10/1/52  2,500 2,512
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.55%, 10/1/49  1,375 1,303

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 266, 4.65%, 10/1/50  3,220 3,062
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  3,500 3,438
New York State Housing Fin. Agency, Series B-2, VRDN,
3.30%, 12/15/54 (Tender 12/15/28)  1,275 1,279
New York State Housing Fin. Agency, Series E-1, 2.75%,
11/1/56  2,000 1,224
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  135 134
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  7,400 5,179
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,182
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 22,055 21,029
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 5.00%, 12/1/45  2,500 2,524
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  2,000 1,545
Triborough Bridge & Tunnel Auth., Series A, 5.50%, 12/1/59  3,000 3,121
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,321
185,685
NORTH CAROLINA  2.1%
Cape Fear Public Utility Auth., 5.00%, 4/1/44  1,050 1,086
Columbus County Ind. Fac. & Pollution Control Fin. Auth., Int'l.
Paper Company Project, 4.20%, 5/1/34  2,000 2,016
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,930 1,925
North Carolina Housing Fin. Agency, Series 53-A, 6.25%,
1/1/55  4,585 5,010
North Carolina Housing Fin. Agency, Series 54-A, 6.25%,
1/1/55  2,475 2,768
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,025
North Carolina Turnpike Auth., 5.00%, 1/1/40  14,735 14,970
North Carolina Turnpike Auth., Triangle Expressway, 4.00%,
1/1/55  4,465 3,628
North Carolina Turnpike Auth., Triangle Expressway, 5.00%,
1/1/44  1,500 1,506
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (2) 10,000 9,842
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  2,155 2,218
45,994
OHIO  2.4%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  12,920 10,436
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,335
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,053

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,565
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,349
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 5,905
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  12,730 12,945
Ohio Housing Fin. Agency, Series A, 6.25%, 3/1/55  2,390 2,615
Ohio Housing Fin. Agency, Series C, 7.50%, 3/1/49  2,500 2,953
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (2) 2,770 2,440
52,596
OKLAHOMA  1.2%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,417
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,000 1,882
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 14,980
Oklahoma Turnpike Auth., Senior, Series A, 5.50%, 1/1/54  4,300 4,530
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,881
Univ. of Oklahoma, Series A, 5.00%, 7/1/54 (4) 1,215 1,217
25,907
OREGON  0.6%
Oregon, Series 2024A, GO, 5.25%, 5/1/43  1,400 1,495
Oregon, Series 2025A, GO, 5.25%, 5/1/43  2,000 2,139
Oregon, Series E, GO, 5.00%, 5/15/41  1,535 1,579
Oregon, Series E, GO, 5.00%, 5/15/42  1,000 1,021
Oregon, Series E, GO, 5.00%, 5/15/44  1,840 1,861
Oregon State Fac. Auth., PeaceHealth, Series B, VRDN,
3.80%, 8/1/34  4,400 4,400
12,495
PENNSYLVANIA  2.5%
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 1,844
Pennsylvania Higher EFA, Series A, 4.25%, 2/15/55  1,800 1,602
Pennsylvania Higher EFA, Series A, 5.00%, 2/15/55  3,200 3,238
Pennsylvania Housing Fin. Agency, Series 137, 3.00%, 10/1/51  10,000 9,821
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,255 3,542
Pennsylvania Housing Fin. Agency, Series 147A, 6.25%,
10/1/54  3,500 3,885
Pennsylvania Housing Fin. Agency, Series 148A, 4.20%,
10/1/40  6,335 5,862

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Pennsylvania Housing Fin. Agency, Series 2022, 4.15%,
10/1/42  6,000 5,492
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  1,915 2,089
Pennsylvania State Univ., Series A, 5.00%, 9/1/43  3,785 3,949
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  4,000 3,245
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  3,850 4,022
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-1, VRDN, 3.95%, 7/1/54  600 600
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  5,500 5,468
54,659
PUERTO RICO  5.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 13,548 8,501
Puerto Rico Commonwealth, GO, VR, 11/1/51 (10) 15,690 10,179
Puerto Rico Commonwealth, GO, VR, 11/1/51 (10) 11,510 6,359
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 1,490 1,285
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (1) 5,000 5,232
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 1,000 1,048
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,060
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,070 1,098
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,295
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,294 1,239
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,756 2,557
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,642
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,664
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(7) 60 40
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (6)(7) 100 66
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (6)(7) 810 536
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (6)(7) 225 149
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6)
(7) 290 192

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6)
(7) 1,105 731
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6)
(7) 370 245
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6)
(7) 450 297
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6)
(7) 2,640 1,746
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (6)
(7) 380 251
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)
(7) 990 655
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6)
(7) 280 185
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6)
(7) 240 159
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6)
(7) 100 66
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)
(7) 275 182
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6)
(7) 215 142
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6)
(7) 70 46
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6)
(7) 120 79
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6)
(7) 95 63
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)
(7) 890 588
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6)
(7) 200 132
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)
(7) 100 66
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,481
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  20,372 18,242
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  11,774 10,767
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  1,859 1,750
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 5,087
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  10,102 7,381

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,141
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  16,489 15,257
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  5,156 4,771
118,652
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(7) 4,915 1,917
1,917
SOUTH CAROLINA  1.6%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  4,681 3,058
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  11,920 3,761
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  14,777 2,137
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  1,131 551
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  10,109 1,089
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,191 49
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,191
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.25%, 11/1/43  2,250 2,353
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,073
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,139
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series C, VRDN, 3.90%, 5/1/48  10,000 10,000
South Carolina Public Service Auth., Series A, 5.00%, 12/1/44  1,250 1,269
South Carolina Public Service Auth., Series A, 5.00%, 12/1/46  2,000 2,013
South Carolina Public Service Auth., Series B, 5.00%, 12/1/45  1,000 1,011
36,694
SOUTH DAKOTA  0.4%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,000 4,503
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  5,500 5,609
10,112
TENNESSEE  0.7%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,777
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.25%, 7/1/64 (4) 1,800 1,794
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  10,155 10,295

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,213
15,079
TEXAS  9.0%
Arlington Higher Ed. Fin., 3.00%, 8/15/49  1,000 698
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,848
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,634
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,405
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 601
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,009
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 525
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  4,700 3,628
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  4,000 3,350
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/42  3,400 3,582
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  3,550 3,702
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 802
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,250 1,319
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  3,000 3,121
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/39  5,160 5,404
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 4.375%,
2/15/42  2,965 2,840
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/41  5,185 5,319
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 2,863
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,032
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 2,956
Harris County, Series A, GO, 5.00%, 9/15/48  1,500 1,513
Harris County Cultural Ed. Fac. Fin., Series C-2, TECP, 3.90%,
9/2/25  2,900 2,900
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 6,948
Harris County Hosp. Dist., GO, 5.00%, 2/15/43  7,055 7,213
Harris County Hosp. Dist., GO, 5.00%, 2/15/44  7,195 7,316
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  5,000 4,313
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  4,225 3,520

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,601
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,352
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,401
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 3,810
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,282
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/42  2,625 2,731
New Hope Cultural Ed. Fac. Fin., Children's Health System,
Series A, 5.50%, 8/15/49 (11) 3,125 3,266
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 746
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 921
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 1,974
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,126
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  8,250 8,302
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 12,507
North Texas Tollway Auth., First Tier, Series A, 5.25%, 1/1/44  3,775 3,928
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51 (4) 6,700 4,680
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, VRDN, 5.00%, 11/15/52 (Tender
5/15/26)  1,800 1,818
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,015
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,855
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,703
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,577
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 4,946
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (6)(7) 2,962 —
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,257
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,049
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  2,390 2,448
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  1,000 1,006

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,668
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  11,475 12,208
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/36  5,500 5,289
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/33  4,110 4,325
200,152
UTAH  0.9%
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.00%, 6/1/38 (2) 1,000 1,034
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.25%, 6/1/42 (2) 1,000 1,060
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.25%, 6/1/43 (2) 400 421
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (1) 1,235 1,131
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (1) 730 724
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  500 500
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  7,502 7,579
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,003
Utah Transit Auth., 5.00%, 12/15/43  3,450 3,619
Utah Transit Auth., Senior Lien, 5.00%, 6/15/42  3,500 3,670
20,741
VIRGINIA  6.2%
Alexandria, Series A, GO, 2.00%, 12/15/38  3,000 2,170
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  9,810 7,747
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (2) 5,000 4,073
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,441
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,095
Culpeper County Economic Dev. Auth., 5.00%, 6/1/45  5,840 6,020
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 5,904
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/33  8,955 8,995
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 3,000 3,150
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  3,000 3,008

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,394
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  14,715 4,211
Richmond, Series C, GO, 3.50%, 3/1/49  5,000 4,092
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,495 7,698
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,012
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,924
Virginia College Building Auth., Series A, 4.00%, 9/1/45  4,980 4,426
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  5,000 4,590
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/49  4,600 4,748
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/54  9,050 9,283
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  3,895 3,913
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 3.90%, 7/1/37  2,555 2,555
Virginia HDA, Series A, 4.45%, 9/1/45  1,000 955
Virginia HDA, Series A, 4.65%, 9/1/55  3,075 2,899
Virginia HDA, Series C, 4.90%, 12/1/59  1,270 1,225
Virginia HDA, Series E, 4.45%, 10/1/59  5,875 5,293
Virginia HDA, Series F, 5.40%, 11/1/63  10,000 10,183
Virginia HDA, Series G, 5.375%, 11/1/64  5,000 5,077
Virginia HDA, Series K, 2.55%, 12/1/46  5,705 3,717
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,300 3,398
137,196
WASHINGTON  2.4%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  4,000 4,272
Energy Northwest, Columbia Generating Station, Series A,
4.00%, 7/1/42  6,065 5,702
Washington, Series C, GO, 5.00%, 2/1/43  2,250 2,339
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 10,795
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,559
Washington State Housing Fin. Commission, Series 2025-1,
Class A-1, VR, 4.078%, 8/20/63 (Prerefunded 11/20/41) (8) 2,625 2,410
Washington State Housing Fin. Commission, Series 2025-1,
Class A-2, VR, 4.078%, 8/20/63 (Prerefunded 11/20/41) (8) 2,400 2,131

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.00%, 7/1/45 (1)(4) 2,625 2,567
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.25%, 7/1/55 (1)(4) 3,305 3,217
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.50%, 7/1/50 (1) 3,775 3,649
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.00%, 7/1/54  2,655 2,490
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.50%, 7/1/59  2,605 2,608
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,828 8,983
53,722
WEST VIRGINIA  0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 428
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 427
855
WISCONSIN  0.6%
PFA, Series A, 5.00%, 6/15/35  310 333
PFA, Series A, 5.25%, 6/15/50  1,000 989
PFA, Series B, 5.25%, 6/15/35  200 214
PFA, Series C, 5.50%, 6/15/45  500 478
PFA, Kahala Nui Project, 5.25%, 11/15/50  2,850 2,821
PFA, Kahala Nui Project, 5.25%, 11/15/55  930 909
PFA, Kahala Nui Project, 5.25%, 11/15/61  555 536
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  175 171
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  525 516
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  150 142
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,045 3,319
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  2,280 2,263
12,691
Total Municipal Securities (Cost $2,277,104) 2,203,100

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,477 2,868
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $3,562) 2,868
Total Investments in Securities
99.3% of Net Assets
(Cost $2,280,666) $ 2,205,968
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $87,836 and represents 4.0% of net assets.
(2) Insured by Assured Guaranty Incorporated
(3) Escrowed to maturity
(4) Insured by Build America Mutual Assurance Company
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Non-income producing
(7) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(8) Prerefunded date is used in determining portfolio maturity.
(9) Insured by National Public Finance Guarantee Corporation
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) When-issued security
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,280,666) $ 2,205,968
Interest receivable 25,536
Receivable for shares sold 782
Receivable for investment securities sold 170
Cash 73
Due from affiliates 3
Other assets 66
Total assets 2,232,598
Liabilities
Payable for investment securities purchased 6,431
Payable for shares redeemed 1,878
Investment management fees payable 609
Payable to directors 1
Other liabilities 2,618
Total liabilities 11,537
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,221,061

T. ROWE PRICE Tax-Free Income Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (171,297)
Paid-in capital applicable to 244,997,373 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 2,392,358
NET ASSETS $ 2,221,061
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $726,367; Shares outstanding: 80,103,605) $ 9.07
Advisor Class
(Net assets: $27,338; Shares outstanding: 3,013,653) $ 9.07
I Class
(Net assets: $1,467,356; Shares outstanding:
161,880,115) $ 9.06

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Investment Income (Loss)
Interest income $ 48,693
Expenses
Investment management 3,665
Shareholder servicing
Investor Class $ 607
Advisor Class 25
I Class 115 747
Rule 12b-1 fees
Advisor Class 36
Prospectus and shareholder reports
Investor Class 7
I Class 10 17
Custody and accounting 118
Registration 55
Legal and audit 47
Directors 4
Miscellaneous 12
Waived / paid by Price Associates (359)
Total expenses 4,342
Net investment income 44,351
Realized and Unrealized Gain / Loss –
Net realized loss on securities (20,649)
Change in net unrealized gain / loss on securities (80,511)
Net realized and unrealized gain / loss (101,160)
DECREASE IN NET ASSETS FROM OPERATIONS $ (56,809)

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 44,351 $ 81,229
Net realized loss (20,649) (14,265)
Change in net unrealized gain / loss (80,511) 19,480
Increase (decrease) in net assets from operations (56,809) 86,444
Distributions to shareholders
Net earnings
Investor Class (14,386) (26,442)
Advisor Class (511) (1,063)
I Class (28,553) (52,140)
Decrease in net assets from distributions (43,450) (79,645)
Capital share transactions
*
Shares sold
Investor Class 63,238 168,544
Advisor Class 431 3,548
I Class 214,617 281,930
Distributions reinvested
Investor Class 12,693 23,483
Advisor Class 502 1,057
I Class 15,494 30,021
Shares redeemed
Investor Class (121,273) (181,009)
Advisor Class (4,974) (8,644)
I Class (233,426) (244,903)
Increase (decrease) in net assets from capital
share transactions (52,698) 74,027

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Net Assets
Increase (decrease) during period (152,957) 80,826
Beginning of period 2,374,018 2,293,192
End of period $ 2,221,061 $ 2,374,018
*Share information (000s)
Shares sold
Investor Class 6,920 17,801
Advisor Class 47 376
I Class 23,601 29,884
Distributions reinvested
Investor Class 1,393 2,488
Advisor Class 55 112
I Class 1,701 3,183
Shares redeemed
Investor Class (13,295) (19,164)
Advisor Class (544) (917)
I Class (25,706) (25,969)
Increase (decrease) in shares outstanding (5,828) 7,794

T. ROWE PRICE Tax-Free Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Free
Income Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. The fund has three classes of shares: the Tax-Free Income Fund, Inc. (Investor Class), the Tax-Free Income
Fund–Advisor Class (Advisor Class) and the Tax-Free Income Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Tax-Free Income Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Tax-Free Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Tax-Free Income Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE Tax-Free Income Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $429,754,000 and $491,486,000, respectively, for the six months ended August 31, 2025.

T. ROWE PRICE Tax-Free Income Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2025, the fund had
$86,345,000 of available capital loss carryforwards.
At August 31, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,280,736,000. Net unrealized loss aggregated $74,768,000 at period-end, of which $17,763,000 related to appreciated investments and $92,531,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2025, the effective annual group fee rate was 0.28%.

T. ROWE PRICE Tax-Free Income Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,580,000 remain subject to repayment by the fund at August 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Tax-Free Income Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and $309,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of August 31, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.41% 0.92% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(359) $— $—

T. ROWE PRICE Tax-Free Income Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Tax-Free Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Tax-Free Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Income Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Income Fund

Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense
Group, Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and
Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Income Fund

versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F45-051 10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 17, 2025